         AIM CONSERVATIVE ALLOCATION FUND -- CLASS A, B, C AND R SHARES

                        Supplement dated December 8, 2005
                     to the Prospectus dated April 29, 2005
                          as supplemented July 1, 2005


This supplement supercedes and replaces in its entirety the supplement dated July 1, 2005.

Effective February 27, 2006, shareholders of AIM International Allocation Fund may be charged a 2% redemption fee (on redemption proceeds) if shares are redeemed, including redeeming by exchange, within 30 days of their purchase.

Also effective February 27, 2006, AIM International Allocation Fund is added to the list of funds appearing immediately under the heading "SHAREHOLDER INFORMATION -- REDEEMING SHARES -- REDEMPTION FEES" in the prospectus.

Effective January 1, 2006, the following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------------
(fees paid directly from                                             CLASS A    CLASS B      CLASS C     CLASS R
your investment)
---------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                         5.50%      None        None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                   None(1,2)     5.00%       1.00%      None(3)
---------------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)

---------------------------------------------------------------------------------------------------------------------

(expenses that are deducted                                          CLASS A    CLASS B      CLASS C     CLASS R
from fund assets)

---------------------------------------------------------------------------------------------------------------------
Management Fees                                                         0.00%      0.00%       0.00%      0.00%
Distribution and/or
  Service (12b-1) Fees(5)                                               0.25       1.00        1.00       0.50
Other Expenses(6)                                                       1.06       1.06        1.06       1.06
Total Annual Fund
  Operating Expenses                                                    1.31       2.06        2.06       1.56
Fee Waiver(7)                                                           0.82       0.82        0.82       0.82
Net Annual Fund Operating Expenses(8)                                   0.49       1.24        1.24       0.74
Estimated Indirect Expenses of Underlying
  Funds(9)                                                              0.63       0.63        0.63       0.63
Total Annual Fund Operating Expenses and
  Estimated Indirect Expenses of Underlying
  Funds                                                                 1.12       1.87        1.87       1.37
---------------------------------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Other Expenses are based on estimated average assets for the current fiscal year.

(7) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.23% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the numbers reflected above: (i) Rule 12b-1 fees; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2006.

(8) At the request of the Board of Trustees, AMVESCAP has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 5 and
         Note 7 and net of this arrangement were 0.48%, 1.23%, 1.23% and 0.73% on Class A, Class B, Class C and Class R shares, respectively, for the year ended December 31, 2004.

(9) In addition to the Total Annual Fund Operating Expenses which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, includes the effect of contractual fee waivers and/or expense reimbursements, if any, and includes the estimated indirect expenses of the underlying funds. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR   3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------
Class A          $658     $1,051     $1,468      $2,627
Class B           690      1,058      1,552       2,780
Class C           290        758      1,352       2,962
Class R           139        606      1,100       2,459
---------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

              1 YEAR   3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------
Class A          $658     $1,051     $1,468      $2,627
Class B           190        758      1,352       2,780
Class C           190        758      1,352       2,962
Class R           139        606      1,100       2,459
---------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A --       YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
ANNUAL EXPENSE
RATIO 1.12%
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           3.88%       7.91%      12.10%      16.45%      20.96%      25.66%      30.53%      35.60%      40.86%      46.33%
End of Year
Balance      $10,388.00  $10,791.05  $11,209.75  $11,644.69  $12,096.50  $12,565.40  $13,053.40  $13,559.87  $14,085.99  $14,632.53
Estimated
Annual
Expenses     $   114.17  $   118.60  $   123.20  $   127.98  $   132.95  $   138.11  $   143.47  $   149.03  $   154.82  $   160.82


CLASS B --       YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
ANNUAL EXPENSE
RATIO 1.87%
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           3.13%       6.36%       9.69%      13.12%      16.66%      20.31%      24.08%      27.96%      32.93%      38.08%
End of Year
Balance      $10,313.00  $10,635.80  $10,968.70  $11,312.02  $11,666.08  $12,031.23  $12,407.81  $12,796.17  $13,292.67  $13,808.42
Estimated
Annual
Expenses     $   189.93  $   195.87  $   202.00  $   208.32  $   214.85  $   221.57  $   228.51  $   235.66  $   146.10  $   151.77
------------------------------------------------------------------------------------------------------------------------------------

CLASS C --       YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
ANNUAL EXPENSE
RATIO 1.87%
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           3.13%       6.36%       9.69%      13.12%      16.66%      20.31%      24.08%      27.96%      31.97%      36.10%
End of Year
Balance      $10,313.00  $10,635.80  $10,968.70  $11,312.02  $11,666.08  $12,031.23  $12,407.81  $12,796.17  $13,196.69  $13,609.75
Estimated
Annual
Expenses     $   189.93  $   195.87  $   202.00  $   208.32  $   214.85  $   221.57     $228.51  $   235.66  $   243.03  $   250.64
------------------------------------------------------------------------------------------------------------------------------------



CLASS R --       YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
ANNUAL EXPENSE
RATIO 1.37%
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           3.63%       7.39%      11.29%      15.33%      19.52%      23.85%      28.35%      33.01%      37.84%      42.84%
End of Year
Balance      $10,363.00  $10,739.18  $11,129.01  $11,532.99  $11,951.64  $12,385.48  $12,835.08  $13,300.99  $13,783.82  $14,284.17
Estimated
Annual
Expenses     $   139.49  $   144.55  $   149.80  $   155.23  $   160.87  $   166.71  $   172.76  $   179.03  $   185.53  $   192.27"
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION -- CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION -- PURCHASING SHARES -- GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION -- EXCHANGING SHARES -- PERMITTED EXCHANGES -- EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

            AIM GROWTH ALLOCATION FUND -- CLASS A, B, C AND R SHARES

                        Supplement dated December 8, 2005
                     to the Prospectus dated April 29, 2005
                          as supplemented July 1, 2005

This supplement supercedes and replaces in its entirety the supplement dated July 1, 2005.

Effective February 27, 2006, shareholders of AIM International Allocation Fund may be charged a 2% redemption fee (on redemption proceeds) if shares are redeemed, including redeeming by exchange, within 30 days of their purchase.

Also effective February 27, 2006, AIM International Allocation Fund is added to the list of funds appearing immediately under the heading "SHAREHOLDER INFORMATION -- REDEEMING SHARES -- REDEMPTION FEES" in the prospectus.

Effective January 1, 2006, the following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------

(fees paid directly from
your investment)                                    CLASS A        CLASS B        CLASS C        CLASS R

-----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                      5.50%          None           None           None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                   None(1,2)      5.00%          1.00%          None(3)
-----------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
-----------------------------------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                   CLASS A        CLASS B        CLASS C       CLASS R
-----------------------------------------------------------------------------------------------------------
Management Fees                                      0.00%          0.00%          0.00%          0.00%
Distribution and/or
  Service (12b-1) Fees(5)                            0.25           1.00           1.00           0.50
Other Expenses(6)                                    0.96           0.96           0.96           0.96
Total Annual Fund
  Operating Expenses                                 1.21           1.96           1.96           1.46
Fee Waiver(7)                                        0.74           0.74           0.74           0.74
Net Annual Fund Operating Expenses(8)                0.47           1.22           1.22           0.72
Estimated Indirect Expenses of Underlying
  Funds(9)                                           0.96           0.96           0.96           0.96
Total Annual Fund Operating Expenses and
  Estimated Indirect Expenses of Underlying
  Funds                                              1.43           2.18           2.18           1.68
-----------------------------------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Other Expenses are based on estimated average assets for the current fiscal year.

(7) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.21% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits:
         (i) Rule 12b-1 fees; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2006.

(8) At the request of the Board of Trustees, AMVESCAP has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 5 and
         Note 7 and net of this arrangement were 0.46%, 1.21%, 1.21% and 0.71% on Class A, Class B, Class C and Class R shares, respectively, for the year ended December 31, 2004.

(9) In addition to the Total Annual Fund Operating Expense which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, includes the effects of contractual fee waivers and/or expense reimbursements, if any, and includes the estimated indirect expenses of the underlying funds. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR    3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------
Class A       $   688  $   1,124  $   1,586    $   2,861
Class B           721      1,134      1,673        3,012
Class C           321        834      1,473        3,190
Class R           171        684      1,224        2,700
--------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------
Class A       $   688  $   1,124  $   1,586    $   2,861
Class B           221        834      1,473        3,012
Class C           221        834      1,473        3,190
Class R           171        684      1,224        2,700
--------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A --
ANNUAL EXPENSE
RATIO 1.43%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5     YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           3.57%       7.27%      11.10%      15.06%      19.17%      23.43%      27.83%      32.40%      37.12%      42.02%
End of Year
Balance      $10,357.00  $10,726.74  $11,109.69  $11,506.31  $11,917.08  $12,342.52  $12,783.15  $13,239.51  $13,712.16  $14,201.68
Estimated
Annual
Expenses     $   145.55  $   150.75  $   156.13  $   161.70  $   167.48  $   173.46  $   179.65  $   186.06  $   192.70  $   199.58
-----------------------------------------------------------------------------------------------------------------------------------



CLASS B --
ANNUAL EXPENSE
RATIO 2.18%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5     YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           2.82%       5.72%       8.70%      11.77%      14.92%      18.16%      21.49%      24.92%      29.38%      34.00%
End of Year
Balance      $10,282.00  $10,571.95  $10,870.08  $11,176.62  $11,491.80  $11,815.87  $12,149.07  $12,491.68  $12,937.63  $13,399.50
Estimated
Annual
Expenses     $   221.07  $   227.31  $   233.72  $   240.31  $   247.09  $   254.05  $   261.22  $   268.58  $   181.82  $   188.31

-----------------------------------------------------------------------------------------------------------------------------------

CLASS C --
ANNUAL EXPENSE
RATIO 2.18%     YEAR 1      YEAR 2      YEAR 3       YEAR 4      YEAR 5       YEAR 6      YEAR 7     YEAR 8     YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           2.82%       5.72%       8.70%      11.77%      14.92%      18.16%      21.49%      24.92%      28.44%      32.06%
End of Year
Balance      $10,282.00  $10,571.95  $10,870.08  $11,176.62  $11,491.80  $11,815.87  $12,149.07  $12,491.68  $12,843.94  $13,206.14
Estimated
Annual
Expenses     $   221.07  $   227.31  $   233.72  $   240.31  $   247.09  $   254.05  $   261.22  $   268.58  $   276.16  $   283.95

-----------------------------------------------------------------------------------------------------------------------------------


CLASS R --
ANNUAL EXPENSE
RATIO 1.68%     YEAR 1      YEAR 2      YEAR 3       YEAR 4      YEAR 5       YEAR 6      YEAR 7     YEAR 8     YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           3.32%       6.75%      10.29%      13.96%      17.74%      21.65%      25.69%      29.86%      34.17%      38.63%
End of Year
Balance      $10,332.00  $10,675.02  $11,029.43  $11,395.61  $11,773.94  $12,164.84  $12,568.71  $12,985.99  $13,417.13  $13,862.58
Estimated
Annual
Expenses     $   170.79  $   176.46  $   182.32  $   188.37  $   194.62  $   201.09  $   207.76  $   214.66  $   221.79    $229.15"
-----------------------------------------------------------------------------------------------------------------------------------



The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION -- CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION -- PURCHASING SHARES -- GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION -- EXCHANGING SHARES -- PERMITTED EXCHANGES -- EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

         AIM INTERNATIONAL ALLOCATION FUND -- CLASS A, B, C AND R SHARES

                        Supplement dated December 8, 2005
                    to the Prospectus dated October 31, 2005

Effective February 27, 2006, shareholders of AIM International Allocation Fund may be charged a 2% redemption fee (on redemption proceeds) if shares are redeemed, including redeeming by exchange, within 30 days of their purchase.

Also effective February 27, 2006, AIM International Allocation Fund is added to the list of funds appearing immediately under the heading "SHAREHOLDER INFORMATION -- REDEEMING SHARES -- REDEMPTION FEES" in the prospectus.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------
(fees paid directly from                             CLASS A       CLASS B         CLASS C       CLASS R
your investment)
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                       5.50%          None           None           None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                    None(1,2)      5.00%          1.00%          None(3)

Redemption/Exchange
Fee (as a percentage
of amount redeemed/exchanged)                         2.00%(4)       2.00%(4)       2.00(4)        2.00(4)
------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(5)
------------------------------------------------------------------------------------------------------------
(expenses that are deducted                          CLASS A       CLASS B         CLASS C       CLASS R
from fund assets)
------------------------------------------------------------------------------------------------------------
Management Fees                                       0.00%          0.00%          0.00%          0.00%
Distribution and/or
  Service (12b-1) Fees                                0.25           1.00           1.00           0.50
Other Expenses(6)                                     0.68           0.68           0.68           0.68
Total Annual Fund
  Operating Expenses                                  0.93           1.68           1.68           1.18
Fee Waiver(7)                                         0.50           0.50           0.50           0.50
Net Annual Fund Operating Expenses                    0.43           1.18           1.18           0.68
Estimated Indirect Expenses of Underlying
  Funds(8)                                            1.26           1.26           1.26           1.26
Total Annual Fund Operating Expenses and
  Estimated Indirect Expenses of Underlying
  Funds                                               1.69           2.44           2.44           1.94
------------------------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) Effective February 27, 2006, you may be charged a 2.00% fee on redemptions or exchanges of Class A, B, C and R shares held 30 days or less. See "Shareholder Information -- Redeeming Shares -- Redemption Fee" for more information.

(5) There is no guarantee that actual expenses will be the same as those shown in the table.

(6) Other Expenses are based on estimated average assets for the current fiscal year.

(7) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.18% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the numbers reflected above: (i) Rule 12b-1 fees; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2006.

(8) In addition to the Total Annual Fund Operating Expense which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."

           AIM MODERATE ALLOCATION FUND -- CLASS A, B, C AND R SHARES

                        Supplement dated December 8, 2005
                     to the Prospectus dated April 29, 2005
                          as supplemented July 1, 2005


This supplement supersedes and replaces in its entirety the supplement dated July 1, 2005.

Effective February 27, 2006, shareholders of AIM International Allocation Fund may be charged a 2% redemption fee (on redemption proceeds) if shares are redeemed, including redeeming by exchange, within 30 days of their purchase.

Also effective February 27, 2006, AIM International Allocation Fund is added to the list of funds appearing immediately under the heading "SHAREHOLDER INFORMATION -- REDEEMING SHARES -- REDEMPTION FEES" in the prospectus.

Effective January 1, 2006, the following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                     CLASS A       CLASS B        CLASS C        CLASS R
----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                   5.50%          None           None           None
Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                          None(1,2)      5.00%          1.00%          None(3)



ANNUAL FUND OPERATING EXPENSES(4)
----------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                    CLASS A       CLASS B         CLASS C        CLASS R
----------------------------------------------------------------------------------------------------------
 Management Fees                                      0.00%          0.00%          0.00%          0.00%
 Distribution and/or Service (12b-1) Fees(5)          0.25           1.00           1.00           0.50
 Other Expenses(6)                                    0.52           0.52           0.52           0.52
 Total Annual Fund Operating Expenses                 0.77           1.52           1.52           1.02
 Fee Waiver(7)                                        0.40           0.40           0.40           0.40
 Net Annual Fund Operating Expenses(8)                0.37           1.12           1.12           0.62
 Estimated Indirect Expenses of Underlying Funds(9)   0.92           0.92           0.92           0.92
 Total Annual Fund Operating Expenses and
 Estimated Indirect Expenses of Underlying Funds      1.29           2.04           2.04           1.54
----------------------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Other Expenses are based on estimated average assets for the current fiscal year.

(7) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.12% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the numbers reflected above: (i) Rule 12b-1 fees; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2006.

(8) At the request of the Board of Trustees, AMVESCAP has agreed to reimburse the fund for expenses related to market timing matters.

(9) In addition to the Total Annual Fund Operating Expense which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. The fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, includes the effect of contractual fee waivers and/or expense reimbursements, if any, and includes the estimated indirect expenses of the underlying funds. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------
Class A       $   674  $   1,016  $   1,382    $   2,406
Class B           707      1,022      1,465        2,560
Class C           307        722      1,265        2,746
Class R           157        570      1,010        2,232
-----------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:

              1 YEAR    3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------
Class A       $   674  $   1,016  $   1,382    $   2,406
Class B           207        722      1,265        2,560
Class C           207        722      1,265        2,746
Class R           157        570      1,010        2,232
-----------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A--
ANNUAL
EXPENSE
RATIO 1.29%     YEAR 1      YEAR 2      YEAR 3       YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           3.71%       7.56%      11.55%      15.69%      19.98%      24.43%      29.05%      33.83%      38.80%      43.95%
End of Year
Balance      $10,371.00  $10,755.76  $11,154.80  $11,568.65  $11,997.84  $12,442.96  $12,904.60  $13,383.36  $13,879.88  $14.394.82
Estimated
Annual
Expenses     $   131.39  $   136.27  $   141.32  $   146.57  $   152.00  $   157.64  $   163.49  $   169.56  $   175.85  $   182.37
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B--
ANNUAL
EXPENSE
RATIO 2.04%     YEAR 1      YEAR 2       YEAR 3     YEAR 4      YEAR 5      YEAR 6     YEAR 7       YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           2.96%       6.01%       9.15%      12.38%      15.70%      19.13%      22.65%      26.28%      30.97%      35.83%
End of Year
Balance      $10,296.00  $10,600.76  $10,914.54  $11,237.61  $11,570.25  $11,912.73  $12,265.34  $12,628.40  $13,096.91  $13,582.81
Estimated
Annual
Expenses     $   207.02  $   213.15  $   219.46  $   225.95  $   232.64  $   239.53  $   246.62  $   253.92  $   165.93  $   172.08
-----------------------------------------------------------------------------------------------------------------------------------


CLASS C--
ANNUAL
EXPENSE
RATIO 2.04%     YEAR 1      YEAR 2       YEAR 3      YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           2.96%       6.01%       9.15%      12.38%      15.70%      19.13%      22.65%      26.28%      30.02%      33.87%
End of Year
Balance      $10,296.00  $10,600.76  $10,914.54  $11,237.61  $11,570.25  $11,912.73  $12,265.34  $12,628.40  $13,002.20  $13,387.06
Estimated
Annual
Expenses     $   207.02  $   213.15  $   219.46  $   225.95  $   232.64  $   239.53  $   246.62  $   253.92  $   261.43  $   269.17
-----------------------------------------------------------------------------------------------------------------------------------

CLASS R--
ANNUAL
EXPENSE
RATIO 1.54%      YEAR 1      YEAR 2       YEAR 3      YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After       3.46%       7.04%      10.74%      14.58%      18.54%      22.64%      26.88%      31.27%      35.82%      40.52%
End of Year
Balance      $10,346.00  $10,703.97  $11,074.33  $11,457.50  $11,853.93  $12,264.08  $12,688.41  $13,127.43  $13,581.64  $14,051.57
Estimated
Annual
Expenses     $   156.66  $   162.08  $   167.69  $   173.50  $   179.50  $   185.71  $   192.13  $   198.78  $   205.66    $212.78"
-----------------------------------------------------------------------------------------------------------------------------------



The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION -- CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION -- PURCHASING SHARES -- GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION -- EXCHANGING SHARES -- PERMITTED EXCHANGES -- EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                         INSTITUTIONAL CLASS SHARES OF

                              AIM BASIC VALUE FUND

                        AIM CONSERVATIVE ALLOCATION FUND

                             AIM GLOBAL EQUITY FUND

                           AIM GROWTH ALLOCATION FUND

                           AIM INCOME ALLOCATION FUND

                       AIM INTERNATIONAL ALLOCATION FUND

                          AIM MID CAP CORE EQUITY FUND

                          AIM MODERATE ALLOCATION FUND

                      AIM MODERATE GROWTH ALLOCATION FUND

                  AIM MODERATELY CONSERVATIVE ALLOCATION FUND

                           AIM SMALL CAP GROWTH FUND

                       Supplement dated December 8, 2005

                    to the Prospectus dated October 31, 2005

Effective February 27, 2006, shareholders of AIM International Allocation Fund may be charged a 2% redemption fee (on redemption proceeds) if shares are redeemed, including redeeming by exchange, within 30 days of their purchase.

    Also effective February 27, 2006, AIM International Allocation Fund is added to the list of funds appearing immediately under the heading "SHAREHOLDER INFORMATION -- REDEEMING SHARES -- REDEMPTION FEES" in the prospectus.

    Effective January 1, 2006, the following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:

SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                           BASIC    CONSERVATIVE   GLOBAL     GROWTH       INCOME     INTERNATIONAL
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  VALUE     ALLOCATION    EQUITY   ALLOCATION   ALLOCATION    ALLOCATION
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of
offering price)                             None        None        None       None         None          None

Maximum Deferred Sales Charge (Load) (as
a percentage of original purchase price
or redemption proceeds, whichever is
less)                                       None        None        None       None         None          None

Redemption/Exchange Fee (as a percentage
of amount redeemed/exchanged)               None        None       2.00%(1)    None         None          2.00%(1)
------------------------------------------------------------------------------------------------------

                                           MID CAP                 MODERATE     MODERATELY    SMALL
                                            CORE      MODERATE      GROWTH     CONSERVATIVE    CAP
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  EQUITY    ALLOCATION   ALLOCATION    ALLOCATION    GROWTH
-----------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of
offering price)                             None        None         None          None        None

Maximum Deferred Sales Charge (Load) (as
a percentage of original purchase price
or redemption proceeds, whichever is
less)                                       None        None         None          None        None

Redemption/Exchange Fee (as a percentage
of amount redeemed/exchanged)               None        None         None          None        None
-----------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
(expenses that are deducted  BASIC    CONSERVATIVE  GLOBAL   GROWTH      INCOME      INTERNATIONAL
from fund assets)            VALUE    ALLOCATION    EQUITY   ALLOCATION  ALLOCATION  ALLOCATION
------------------------------------------------------------------------------------------------------
Management Fees               0.66%      0.00%       0.98%     0.00%       0.00%       0.00%

Distribution and/or Service
(12b-1) Fees                  None       None        None      None        None        None

Other Expenses                0.07       0.96(3)     0.22      0.75(3)     0.65(3)     0.65(3)

Total Annual Fund Operating
Expenses                      0.73       0.96        1.20      0.75        0.65        0.65

Fee Waiver(5)                 0.06(6)    0.72        0.18(6)   0.53        0.62        0.47

Net Annual Fund Operating
Expenses                      0.67(8)    0.24(9)     1.02(7,8)   0.22(9)   0.03        0.18

Estimated Indirect Expenses
of Underlying Funds(10)        N/A       0.63         N/A      0.96        0.74        1.26

Total Annual Fund Operating
Expenses and Estimated
Indirect Expenses of
Underlying Funds               N/A       0.87         N/A      1.18        0.77        1.44
------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                              MID
                              CAP                 MODERATE    MODERATELY     SMALL
(expenses that are deducted  CORE     MODERATE    GROWTH      CONSERVATIVE    CAP
from fund assets)            EQUITY   ALLOCATION  ALLOCATION  ALLOCATION     GROWTH
---------------------------
Management Fees              0.67%      0.00%       0.00%         0.00%      0.69%

Distribution and/or Service
(12b-1) Fees                  None      None        None          None        None

Other Expenses                0.14      0.40(3)     0.56(3)    0.56(3)        0.17

Total Annual Fund Operating
Expenses                      0.81(4)   0.40        0.56          0.56        0.86(4)

Fee Waiver(5)                  N/A      0.28        0.44          0.42         N/A

Net Annual Fund Operating
Expenses                       N/A      0.12        0.12          0.14         N/A

Estimated Indirect Expenses
of Underlying Funds(10)        N/A      0.92        0.93          0.76         N/A

Total Annual Fund Operating
Expenses and Estimated
Indirect Expenses of
Underlying Funds               N/A      1.04        1.05          0.90         N/A
---------------------------

(1) You may be charged a 2.00% fee on redemptions or exchanges of Institutional Class shares held 30 days or less. With respect to International Allocation, this redemption fee is in effect as of February 27, 2006. See "Shareholder Information -- Redeeming Shares -- Redemption Fee" for more information.
(2) There is no guarantee that actual expenses will be the same as those shown in the table.
(3) Other expenses are based on estimated average assets for the current fiscal year.

(4) At the request of the Trustees of AIM Growth Series, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters. Total Annual Fund Operating Expenses net of this arrangement were 0.80% and 0.85% on Institutional Class shares of Mid Cap Core Equity and Small Cap Growth, respectively, for the year ended December 31, 2004.
(5) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.23%, 0.21%, 0.03%, 0.18%, 0.12%, 0.12%, and
     0.14% on Institutional Class shares of Conservative Allocation, Growth Allocation, Income Allocation, International Allocation, Moderate Allocation, Moderate Growth Allocation and Moderately Conservative Allocation, respectively. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales;
     (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully in Note 4, Note 7 and Note 8, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from the banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by each fund. These expense limitation agreements are in effect through December 31, 2006.
(6) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)
(7) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.50% on Institutional Class shares of Global Equity. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Total Annual Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary items; (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the Fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. This expense limitation agreement is in effect through December 31, 2006.
(8) At the request of the Trustees of AIM Growth Series, AMVESCAP has agreed to reimburse the Trust for fund expenses related to market timing matters. Net Annual Fund Operating Expenses net of the agreement in Note 7 and net of this arrangement were 0.66% and 1.00% on Institutional Class shares of Basic Value and Global Equity, respectively, for the year ended December 31, 2004.
(9) At the request of the Trustees of AIM Growth Series, AMVESCAP has agreed to reimburse the Trust for fund expenses related to market timing matters. Total Annual Fund Operating Expenses net of this arrangement were 0.23% and 0.21% on Institutional Class shares of Conservative Allocation and Growth Allocation, respectively, for the year ended December 31, 2004.
(10) In addition to the Total Annual Fund Operating Expense which each fund bears directly, each fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.

If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same, includes the effect of any contractual fee waivers and/or expense reimbursements and includes the estimated indirect expenses of the underlying funds. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Basic Value                                 $ 68     $214      $373      $  875
Conservative Allocation                       89      431       798       1,828
Global Equity                                104      325       563       1,365
Growth Allocation                            120      487       878       1,975
Income Allocation                             79      379       701       1,615
International Allocation                     147      554       988       2,195
Mid Cap Core Equity                           83      259       450       1,002
Moderate Allocation                          106      416       749       1,690
Moderate Growth Allocation                   107      428       N/A         N/A
Moderately Conservative Allocation            92      377       N/A         N/A
Small Cap Growth                              88      274       477       1,061
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional class shares of each fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period. The annual expense ratio for each fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the current annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

BASIC VALUE INSTITUTIONAL
CLASS--ANNUAL EXPENSE RATIO
0.67%                           YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.33%           8.85%       13.56%       18.48%       23.61%
End of Year Balance           $10,433.00      $10,884.75   $11,356.06   $11,847.78   $12,360.78
Estimated Annual Expenses     $    68.45      $    71.41   $    74.51   $    77.73   $    81.10
-----------------------------------------------------------------------------------------------

BASIC VALUE INSTITUTIONAL
CLASS--ANNUAL EXPENSE RATIO
0.67%                           YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        28.96%       34.54%       40.37%       46.45%       52.79%
End of Year Balance           $12,896.01   $13,454.40   $14,036.98   $14,644.78   $15,278.90
Estimated Annual Expenses     $    84.61   $    88.27   $    92.10   $    96.08   $   100.24
-----------------------------------------------------------------------------------------------

CONSERVATIVE ALLOCATION
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 0.87%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.13%           8.43%       12.91%       17.57%       22.43%
End of Year Balance           $10,413.00      $10,843.06   $11,290.88   $11,757.19   $12,242.76
Estimated Annual Expenses     $    88.80      $    92.46   $    96.28   $   100.26   $   104.40
-----------------------------------------------------------------------------------------------

CONSERVATIVE ALLOCATION
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 0.87%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        27.48%       32.75%       38.23%       43.94%       49.89%
End of Year Balance           $12.748.39   $13.274.89   $13,823.15   $14,394.04   $14,988.52
Estimated Annual Expenses     $   108.71   $   113.20   $   117.88   $   122.74   $   127.81
-----------------------------------------------------------------------------------------------

GLOBAL EQUITY INSTITUTIONAL
CLASS--ANNUAL EXPENSE RATIO
1.02%                           YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         3.98%           8.12%       12.42%       16.90%       21.55%
End of Year Balance           $10,398.00      $10,811.84   $11,242.15   $11,689.59   $12.154.83
Estimated Annual Expenses     $   104.03      $   108.17   $   112.48   $   116.95   $   121.61
-----------------------------------------------------------------------------------------------

GLOBAL EQUITY INSTITUTIONAL
CLASS--ANNUAL EXPENSE RATIO
1.02%                           YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        26.39%       31.42%       36.65%       42.09%       47.74%
End of Year Balance           $12,638.60   $13,141.61   $13,664.65   $14,208.50   $14,774.00
Estimated Annual Expenses     $   126.45   $   131.48   $   136.71   $   142.15   $   147.81
-----------------------------------------------------------------------------------------------

GROWTH ALLOCATION
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 1.18%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         3.82%           7.79%       11.90%       16.18%       20.62%
End of Year Balance           $10,382.00      $10,778.59   $11,190.33   $11,617.81   $12,061.61
Estimated Annual Expenses     $   120.25      $   124.85   $   129.62   $   134.57   $   139.71
-----------------------------------------------------------------------------------------------

GROWTH ALLOCATION
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 1.18%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        25.22%       30.01%       34.97%       40.13%       45.48%
End of Year Balance           $12,522.36   $13,000.71   $13,497.34   $14,012.94   $14,548.23
Estimated Annual Expenses     $   145.05   $   150.59   $   156.34   $   162.31   $   168.51
-----------------------------------------------------------------------------------------------

INCOME ALLOCATION
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 0.77%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.23%           8.64%       13.23%       18.02%       23.02%
End of Year Balance           $10,423.00      $10,863.89   $11,323.44   $11,802.42   $12,301.66
Estimated Annual Expenses     $    78.63      $    81.95   $    85.42   $    89.03   $    92.80
-----------------------------------------------------------------------------------------------

INCOME ALLOCATION
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 0.77%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        28.22%       33.64%       39.30%       45.19%       51.33%
End of Year Balance           $12,822.02   $13,364.39   $13,929.70   $14,518.93   $15,133.08
Estimated Annual Expenses     $    96.73   $   100.82   $   105.08   $   109.53   $   114.16
-----------------------------------------------------------------------------------------------

INTERNATIONAL ALLOCATION
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 1.44%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         3.56%           7.25%       11.06%       15.02%       19.11%
End of Year Balance           $10,356.00      $10,724.67   $11,106.47   $11,501.86   $11,911.33
Estimated Annual Expenses     $   146.56      $   151.78   $   157.18   $   162.78   $   168.57
-----------------------------------------------------------------------------------------------

INTERNATIONAL ALLOCATION
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 1.44%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        23.35%       27.75%       32.29%       37.00%       41.88%
End of Year Balance           $12,335.37   $12,774.51   $13,229.28   $13,700.25   $14,187.98
Estimated Annual Expenses     $   174.58   $   180.79   $   187.23   $   193.89   $   200.80
-----------------------------------------------------------------------------------------------

MID CAP CORE EQUITY
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 0.81%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.19%           8.56%       13.10%       17.84%       22.78%
End of Year Balance           $10,419.00      $10,855.56   $11,310.40   $11,784.31   $12,278.07
Estimated Annual Expenses     $    82.70      $    86.16   $    89.77   $    93.53   $    97.45
-----------------------------------------------------------------------------------------------

MID CAP CORE EQUITY
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 0.81%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        27.93%       33.29%       38.87%       44.69%       50.75%
End of Year Balance           $12,792.52   $13,328.53   $13,887.00   $14,468.86   $15,075.11
Estimated Annual Expenses     $   101.54   $   105.79   $   110.22   $   114.84   $   119.65
-----------------------------------------------------------------------------------------------

MODERATE ALLOCATION
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 1.04%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         3.96%           8.08%       12.36%       16.81%       21.43%
End of Year Balance           $10,396.00      $10,807.68   $11,235.67   $11,680.60   $12,143.15
Estimated Annual Expenses     $   106.06      $   110.26   $   114.63   $   119.16   $   123.88
-----------------------------------------------------------------------------------------------

MODERATE ALLOCATION
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 1.04%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        26.24%       31.24%       36.44%       41.84%       47.46%
End of Year Balance           $12,624.02   $13,123.93   $13,643.64   $14,183.93   $14.745.61
Estimated Annual Expenses     $   128.79   $   133.89   $   139.19   $   144.70   $   150.43
-----------------------------------------------------------------------------------------------

MODERATE GROWTH ALLOCATION
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 1.05%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         3.95%           8.06%       12.32%       16.76%       21.37%
End of Year Balance           $10,395.00      $10,805.60   $11,232.42   $11,676.10   $12,137.31
Estimated Annual Expenses     $   107.07      $   111.30   $   115.70   $   120.27   $   125.02
-----------------------------------------------------------------------------------------------

MODERATE GROWTH ALLOCATION
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 1.05%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        26.17%       31.15%       36.33%       41.72%       47.31%
End of Year Balance           $12,616.73   $13,115.10   $13,633.14   $14,171.65   $14,731.43
Estimated Annual Expenses     $   129.96   $   135.09   $   140.43   $   145.98   $   151.74
-----------------------------------------------------------------------------------------------

MODERATELY CONSERVATIVE
ALLOCATION INSTITUTIONAL
CLASS--ANNUAL EXPENSE RATIO
0.90%                           YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.10%           8.37%       12.81%       17.44%       22.25%
End of Year Balance           $10,410.00      $10,836.91   $11,281.12   $11,743.65   $12,225.13
Estimated Annual Expenses     $    91.85      $    95.61   $    99.53   $   103.61   $   107.86
-----------------------------------------------------------------------------------------------

MODERATELY CONSERVATIVE
ALLOCATION INSTITUTIONAL
CLASS--ANNUAL EXPENSE RATIO
0.90%                           YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        27.26%       32.48%       37.91%       43.57%       49.45%
End of Year Balance           $12,726.37   $13,248.15   $13,791.32   $14,356.76   $14,945.39
Estimated Annual Expenses     $   112.28   $   116.89   $   121.68   $   126.67   $   131.86
-----------------------------------------------------------------------------------------------

SMALL CAP GROWTH
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 0.86%             YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                         5.00%          10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                         4.14%           8.45%       12.94%       17.62%       22.49%
End of Year Balance           $10,414.00      $10,845.14   $11,294.13   $11,761.71   $12,248.64
Estimated Annual Expenses     $    87.78      $    91.41   $    95.20   $    99.14   $   103.24
-----------------------------------------------------------------------------------------------

SMALL CAP GROWTH
INSTITUTIONAL CLASS--ANNUAL
EXPENSE RATIO 0.86%             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Cumulative Return Before
  Expenses                        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                        27.56%       32.84%       38.34%       44.06%       50.03%
End of Year Balance           $12,755.73   $13,283.82   $13,833.77   $14,406.49   $15,002.92
Estimated Annual Expenses     $   107.52   $   111.97   $   116.61   $   121.43   $   126.46"
-----------------------------------------------------------------------------------------------

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